Trade and other receivables (Details Narrative) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Trade receivables	$ 1,118,218	$ 1,040,542
Current [member]
IfrsStatementLineItems [Line Items]
Trade receivables	$ 101,414	$ 117,153